Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease	The components of operating lease expense for the period ended December 31, 2025 and 2024 were as follows:
	December 31,
	2025	2024

Operating lease expense	67	54
Supplemental cash flow information related to operating leases was as follows:
	December 31,
	2025	2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	68	59
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	-	119
Supplemental balance sheet information related to operating leases was as follows:
	Year ended December 31,
	2025	2024

Operating leases:
Operating leases right-of-use asset and lease deposit	127	184

Current operating lease liabilities	72	60
Non-current operating lease liabilities	63	109
Total operating lease liabilities	135	169

Weighted average remaining lease term (years)	2.08	3.08

Weighted average discount rate	8.75%	8.75%

Schedule of Future Minimum Lease Payments Under Leases	Future minimum lease payments under non-cancellable leases as of December 31, 2025 are as follows:
2026	75
2027	70
2028	1
Total operating lease payments	146

Less: imputed interest	(11)
Present value of lease liabilities	135